Consolidated Schedule of Investments (unaudited) July 31, 2020	iShares® Bloomberg Roll Select Commodity Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 72.6%
American Electric Power Co. Inc., 0.20%, 08/27/20(a)	$1,000,000	$999,850
Antalis SA, 0.30%, 10/07/20(a)	400,000	399,851
Barclays Capital Corp., 0.15%, 08/05/20(a)	800,000	799,983
BASF SE, 0.34%, 09/28/20(a)	275,000	274,847
BNG Bank NV, 0.10%, 08/21/20(a)	600,000	599,965
Cancara Asset Securitisation LLC, 0.21%, 08/10/20(a)	750,000	749,976
Cargill Inc., 0.10%, 08/03/20(a)	725,000	724,994
Duke Energy Corp.
0.25%, 09/17/2020(a)	1,000,000	999,664
0.32%, 10/21/2020(a)	250,000	249,816
DZ BANK AG Deutsche Zentral-Genossenschaftsbank, 0.11%, 09/08/20(a)	1,000,000	999,879
Electricite de France SA, 0.19%, 08/03/20(a)	600,000	599,997
Erste Abwicklungsanstalt, 0.15%, 10/08/20(a)	1,100,000	1,099,694
Federation des Caisses Desjardins du Quebec, 0.17%, 10/21/20(a)	1,200,000	1,199,530
KFW International Finance Inc., 0.06%, 08/06/20(a)	800,000	799,992
Mizuho Bank Ltd., 0.15%, 09/01/20(a)	1,000,000	999,871
Mont Blanc Capital Corp., 0.27%, 09/15/20(a)	1,000,000	999,756
Natixis NY, 0.18%, 10/29/20(a)	1,200,000	1,199,463
Nederlandse Waterschapsbank NV, 0.18%, 10/09/20(a)	1,100,000	1,099,609
NRW Bank, 0.10%, 08/10/20(a)	750,000	749,979
OMERS Finance Trust, 0.11%, 08/18/20(a)	886,000	885,951
Oversea-Chinese Banking Corp. Ltd., 0.20%, 09/18/20(a)	1,000,000	999,722
Parker-Hannifin Corp.
0.11%, 08/17/2020(a)	800,000	799,960
0.12%, 08/21/2020(a)	750,000	749,947

Security	Par/ Shares	Value

Commercial Paper (continued)
Skandinaviska Enskilda Banken AB
0.13%, 09/16/2020(a)	$750,000	$749,869
0.17%, 10/14/2020(a)	350,000	349,876
Suncor Group Ltd., 0.30%, 08/26/20(a)	800,000	799,830
Virginia Electric & Power Co., 0.40%, 09/22/20(a)	1,200,000	1,199,302

		22,081,173

U.S. Treasury Obligations — 13.9%
U.S. Treasury Bill
0.10%, 09/01/20(a)	2,090,000	2,089,840
0.10%, 09/22/20(a)	500,000	499,931
0.10%, 10/13/20(a)	1,625,000	1,624,695

		4,214,466

Money Market Funds — 12.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(c)	3,880,000	3,880,000

Total Short-Term Investments — 99.3% (Costs: $30,174,942)		30,175,639

Total Investments in Securities — 99.3% (Cost: $30,174,942)		30,175,639

Other Assets, Less Liabilities — 0.7%		224,046

Net Assets — 100.0%		$30,399,685

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,713,000	$—	$(833,000	)(a)	$—	$—	$3,880,000	3,880,000	$26,630	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	1,633	09/16/20	$29,670	$2,153,458

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$22,081,173	$—	$22,081,173
U.S. Treasury Obligations	—	4,214,466	—	4,214,466
Money Market Funds	3,880,000	—	—	3,880,000

	$3,880,000	$26,295,639	$—	$30,175,639

Derivative financial instruments(a)
Assets
Futures Contracts	$2,153,458	$—	$—	$2,153,458

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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